Income Taxes (Tables)	9 Months Ended
Sep. 30, 2016
Income Tax Disclosure [Abstract]
Income Tax Expense Attributable to Income from Continuing Operations

Income tax expense attributable to income from continuing operations consists of the following:

	December 31, 2014
	Current	Deferred	Total
U.S. federal	$—	—	—
State and local	6,171	—	6,171

	$6,171	—	6,171

	December 31, 2015
	Current	Deferred	Total
U.S. federal	$—	—	—
State and local	622	—	622

	$622	—	622

Difference between Income Taxes Computed at Federal Statutory Rate and Provision for Income Taxes

Income tax expense attributable to income from continuing operations was $6,171 and $622 for each of the years ended December 31, 2014 and 2015, respectively, and differed from the amounts computed by applying the U.S. federal income tax rate of 34% to pretax income from continuing operations as a result of the following:

	2014	2015
Computed “expected” tax provision (benefit)	1,222,120	(91,705)
Change in federal valuation allowance	(1,953,002)	(674,460)
Section 382 limitation expiration	1,712,466	—
State and local income taxes, net of federal income tax benefit	4,132	411
Nondeductible warrant adjustment	(947,432)	(34,160)
Research and development credit	(143,114)	(168,940)
Uncertain tax position	—	797,513
Other	111,001	171,963

	6,171	622

Deferred Income Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets at December 31, 2014 and 2015 are presented below.

	2014	2015
Deferred tax assets, net:
Net operating loss carryforwards	9,448,214	9,008,344
Capitalization of patent costs net of amortization	710,286	441,076
Capitalization of acquisition costs net of amortization	—	35,263
Tax credit carry forwards	2,519,715	1,421,252
Other timing differences	(199,440)	197,464

	12,478,775	11,103,399
Less valuation allowance	(12,478,775)	(11,103,399)

Net deferred tax asset	—	—